Cover	Nov. 06, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Form 8-K/A”) amends the Current Report on Form 8-K of East Stone Acquisition Corporation (“East Stone” or the “Company”), originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on November 7, 2022 (the “Form 8-K”), solely for the purposes of clarifying certain disclosure therein.
Document Period End Date	Nov. 06, 2022
Entity File Number	001-39233
Entity Registrant Name	East Stone Acquisition Corporation
Entity Central Index Key	0001760683
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	2 Burlington Woods Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	202 9128
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, one Right and one Warrant
Title of 12(b) Security	Units, each consisting of one Ordinary Share, one Right and one Warrant
Trading Symbol	ESSCU
Security Exchange Name	NASDAQ
Ordinary Shares, no par value
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	ESSC
Security Exchange Name	NASDAQ
Rights, exchangeable into one-tenth of one Ordinary Share
Title of 12(b) Security	Rights, exchangeable into one-tenth of one Ordinary Share
Trading Symbol	ESSCR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half of one Ordinary Share, each whole Ordinary Share exercisable for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one-half of one Ordinary Share, each whole Ordinary Share exercisable for $11.50 per share
Trading Symbol	ESSCW
Security Exchange Name	NASDAQ